Term Loan (Narrative) (Details) - CAD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 15, 2019	Feb. 14, 2019	Jul. 31, 2019
Term loan
Disclosure of detailed information about borrowings [line items]
Proceeds from Term Loan		$ 35,000	$ 35,000
Borrowing costs incurred		$ 1,347
Due within 12 months			3,500
Carrying value of term loan, net			33,374
Total interest expense			252
Interest costs capitalised			511
Accretion of deferred financing costs			387
Minimum cash balance maintained			$ 15,000
Canadian Imperial Bank Of Commerce And Bank Of Montreal [Member]
Disclosure of detailed information about borrowings [line items]
Amount of secured debt financing	$ 65,000
Expected averate rate of interest	mid-to-high 5% per annum range
Maximum borrowing capacity	$ 135,000
Minimum repayment of outstanding balance in percentage.	minimum 2.5% of the outstanding balance each quarter
Canadian Imperial Bank Of Commerce And Bank Of Montreal [Member] | Term loan
Disclosure of detailed information about borrowings [line items]
Amount of secured debt financing	$ 50,000
Loans maturity	mature in 2022
Canadian Imperial Bank Of Commerce And Bank Of Montreal [Member] | Revolving loan
Disclosure of detailed information about borrowings [line items]
Amount of secured debt financing	$ 15,000
Loans maturity	mature in 2022